DEBT FACILITIES - Recourse Debt (Details) $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 27, 2019 USD ($)	Mar. 26, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt	$ 2,328,300,000	$ 1,260,900,000
Unsecured Senior Notes, Between December 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 125,000,000	125,000,000		$ 225.0				$ 225.0
Debt instrument, basis spread on floating interest rate				0.0
Unsecured Senior Notes, Between August 2026 and March 2033
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 200.0
Borrowings, interest rate	4.44%			4.44%
Unsecured Senior Notes, August 2021 and August 2026
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 150.0
R&D Obligation, Government Agency, July 2029
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000
R&D Obligation, Government Agency, July 2035
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000
R&D, project term	5 years 6 months
R&D obligation, recognized	$ 250,000,000	226,500,000
R&D Obligation, Government Agency, April 2039
Disclosure of detailed information about borrowings [line items]
Debt	14,600,000	0
Line of credit facility, maximum borrowing capacity	$ 150,000,000
R&D, project term	5 years
R&D obligation, recognized	$ 36,900,000	0
R&D Obligation, Government Agency, September 2028
Disclosure of detailed information about borrowings [line items]
Debt	6,000,000	0
Line of credit facility, maximum borrowing capacity	$ 47,500,000
R&D, project term	5 years
R&D obligation, recognized	$ 10,900,000	0
Term Loan, Between March 2021 and March 2024
Disclosure of detailed information about borrowings [line items]
Notional amount				150.0				0.0
Bottom of range | Unsecured Senior Notes, Between March 2029 and March 2034
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 450.0
Borrowings, interest rate	4.47%			4.47%
Bottom of range | Unsecured Senior Notes, Between December 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.59%			3.59%
Notional Amount, remaining	$ 0
Bottom of range | Unsecured Senior Notes, June 2019
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 60.0
Bottom of range | Obligations Under Finance Lease, September 2019 to October 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.54%			3.54%
Top of range | Unsecured Senior Notes, Between March 2029 and March 2034
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 0.0
Borrowings, interest rate	4.72%			4.72%
Top of range | Unsecured Senior Notes, Between December 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%			4.15%
Notional Amount, remaining				$ 0.0
Top of range | Unsecured Senior Notes, June 2019
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 60.0
Borrowings, interest rate	7.66%			7.66%
Top of range | Obligations Under Finance Lease, September 2019 to October 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.68%			10.68%
Recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt	$ 2,275,300,000	1,174,900,000
Recourse Debt | Unsecured Senior Notes, Between March 2029 and March 2034
Disclosure of detailed information about borrowings [line items]
Debt				$ 598.2				0.0
Notional amount			$ 100.0	450.0			$ 550.0
Recourse Debt | Unsecured Senior Notes, Between December 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Debt	424,600,000	415,000,000
Recourse Debt | Unsecured Senior Notes, Between August 2026 and March 2033
Disclosure of detailed information about borrowings [line items]
Debt				265.3				193.4
Notional amount					$ 150.0	$ 100.0
Recourse Debt | Unsecured Senior Notes, June 2019
Disclosure of detailed information about borrowings [line items]
Debt				80.1				75.7
Recourse Debt | Obligations Under Finance Lease, September 2019 to October 2036
Disclosure of detailed information about borrowings [line items]
Debt	259,300,000	145,400,000
Recourse Debt | R&D Obligation, Government Agency, July 2029
Disclosure of detailed information about borrowings [line items]
Debt	174,200,000	167,700,000
Recourse Debt | R&D Obligation, Government Agency, July 2035
Disclosure of detailed information about borrowings [line items]
Debt	153,700,000	132,600,000
Recourse Debt | R&D Obligation, Government Agency, April 2039
Disclosure of detailed information about borrowings [line items]
Debt		0
Recourse Debt | R&D Obligation, Government Agency, September 2028
Disclosure of detailed information about borrowings [line items]
Debt		0
Recourse Debt | Term Loan, Between March 2021 and March 2024
Disclosure of detailed information about borrowings [line items]
Debt				$ 199.0				$ 0.0
Recourse Debt | Term Loan, April 2028
Disclosure of detailed information about borrowings [line items]
Debt	51,900,000	0
Recourse Debt | Other Debts
Disclosure of detailed information about borrowings [line items]
Debt	$ 48,400,000	$ 45,100,000